Borrowings	12 Months Ended
Feb. 28, 2017
Debt Disclosure [Abstract]
BORROWINGS
BORROWINGS:

Borrowings consist of the following:

	February 28, 2017			February 29, 2016
	Current	Long-term	Total	Total
(in millions)
Notes payable to banks
Senior Credit Facility – Revolving Credit Loans	$231.0	$—	$231.0	$92.0
Other	375.5	—	375.5	316.3
	$606.5	$—	$606.5	$408.3
Long-term debt
Senior Credit Facility – Term Loans	$192.5	$3,595.0	$3,787.5	$2,856.8
Senior Notes	699.9	3,917.1	4,617.0	4,716.3
Other	18.5	208.6	227.1	99.8
	$910.9	$7,720.7	$8,631.6	$7,672.9

Senior credit facility –
In July 2015, the Company, CIH International S.à r.l., a wholly-owned indirect subsidiary of ours (“CIH”), Bank of America, N.A., as administrative agent (the “Administrative Agent”), and certain other lenders entered into an Amendment (“Amendment”) that amended our then existing senior credit facility (as amended, the “2015 Credit Agreement”). The principal changes effected by the Amendment were:

•	The creation of a new $1.27 billion U.S. Term A loan facility into which the existing U.S. Term A and Term A-2 loan facilities were combined and increased by $200.0 million;

•	The refinance of the existing U.S. Term A-1 loan facility and extension of its maturity to July 16, 2021;

•	The creation of a new $1.43 billion European Term A loan facility into which the existing European Term A and Term B-1 loan facilities were combined;

•	The extension of the maturity date of all tranches, other than the new U.S. Term A-1 loan facility, to July 16, 2020; and

•	The increase of the revolving credit facility by $300.0 million to $1.15 billion.

In March 2016, the Company, CIH, CIH Holdings S.à r.l., a wholly-owned indirect subsidiary of ours (“CIHH”), the Administrative Agent, and certain other lenders entered into a Restatement Agreement (the “March 2016 Restatement Agreement”) that amended and restated the 2015 Credit Agreement (as amended and restated by the March 2016 Restatement Agreement, the “March 2016 Credit Agreement”). The principal changes effected by the March 2016 Restatement Agreement were:

•	The creation of a new $700.0 million European Term A-1 loan facility maturing on March 10, 2021;

•	An increase of the European revolving commitment under the revolving credit facility by $425.0 million to $1.0 billion;

•	The addition of CIHH as a new borrower under the new European Term A-1 loan facility and the European revolving commitment; and

•	The entry into a cross-guarantee agreement by CIH and CIHH whereby each guarantees the other’s obligations under the March 2016 Credit Agreement.

In October 2016, the Company, CIH, CIHH, CB International Finance S.à r.l., a wholly-owned indirect subsidiary of ours (“CB International” and together with CIH and CIHH, the “European Borrowers”), the Administrative Agent, and certain other lenders entered into a Restatement Agreement (the “2016 Restatement Agreement”) that amended and restated the March 2016 Credit Agreement (as amended and restated by the 2016 Restatement Agreement, the “2016 Credit Agreement”). The principal changes effected by the 2016 Restatement Agreement were:

•	The creation of a new $400.0 million European Term A-2 loan facility with CIH as the borrower, maturing on March 10, 2021;

•	An adjustment of the Incremental Facilities (as defined below) from a fixed amount to a flexible amount;

•	The addition of CB International as a new borrower under the European revolving commitment; and

•	The entry into an amended and restated cross-guarantee agreement by the European Borrowers whereby each guarantees the others’ obligations under the 2016 Credit Agreement.

The 2016 Credit Agreement provides for aggregate credit facilities of $5,004.2 million, consisting of the following:

	Amount	Maturity
(in millions)
Revolving Credit Facility (1) (2)	$1,150.0	July 16, 2020
U.S. Term A Facility (1) (3)	1,192.1	July 16, 2020
U.S. Term A-1 Facility (1) (3)	238.9	July 16, 2021
European Term A Facility (1) (3)	1,340.7	July 16, 2020
European Term A-1 Facility (1) (3)	682.5	March 10, 2021
European Term A-2 Facility (1) (3)	400.0	March 10, 2021
	$5,004.2

(1)	Contractual interest rate varies based on our debt ratio (as defined in the 2016 Credit Agreement) and is a function of LIBOR plus a margin, or the base rate plus a margin.

(2)
Provides for credit facilities consisting of a $150.0 million U.S. Revolving Credit Facility and a $1,000.0 million European Revolving Credit Facility. Includes two sub-facilities for letters of credit of up to $200.0 million in the aggregate. We are the borrower under the U.S. Revolving Credit Facility and we and/or CIH and/or CIHH and/or CB International are the borrowers under the European Revolving Credit Facility.

(3)
We are the borrower under the U.S. Term A and the U.S. Term A-1 loan facilities. CIH is the borrower under the European Term A and the European Term A-2 loan facilities. CIHH is the borrower under the European Term A-1 loan facility.

The 2016 Credit Agreement also permits us to elect, subject to the willingness of existing or new lenders to fund such increase or term loans and other customary conditions, to increase the revolving credit commitments or add one or more tranches of additional term loans (the “Incremental Facilities”). The Incremental Facilities may be an unlimited amount so long as our leverage ratio, as defined and computed pursuant to the 2016 Credit Agreement, is no greater than 4.00 to 1.00 for the period defined pursuant to the 2016 Credit Agreement.

The U.S. obligations under the 2016 Credit Agreement are guaranteed by certain of our U.S. subsidiaries. The European obligations under the 2016 Credit Agreement are guaranteed by us and certain of our U.S. subsidiaries. In addition, the European obligations are cross-guaranteed by the European Borrowers whereby each guarantees the others’ obligations.

We and our subsidiaries are subject to covenants that are contained in the 2016 Credit Agreement, including those restricting the incurrence of additional indebtedness (including guarantees of indebtedness), additional liens, mergers and consolidations, the payment of dividends, the making of certain investments, prepayments of certain debt, transactions with affiliates, agreements that restrict our non-guarantor subsidiaries from paying dividends, and dispositions of property, in each case subject to numerous conditions, exceptions and thresholds. The financial covenants are limited to a minimum interest coverage ratio and a maximum net debt coverage ratio.

As of February 28, 2017, information with respect to borrowings under the 2016 Credit Agreement is as follows:

	Revolving Credit Facility	U.S. Term A Facility (1)	U.S. Term A-1 Facility (1)	European Term A Facility (1)	European Term A-1 Facility (1)	European Term A-2 Facility (1)
(in millions)
Outstanding borrowings	$231.0	$1,169.1	$237.9	$1,316.7	$671.0	$392.8
Interest rate	2.3%	2.3%	2.5%	2.3%	2.3%	2.3%
LIBOR margin	1.5%	1.5%	1.75%	1.5%	1.5%	1.5%
Outstanding letters of credit	$16.7
Remaining borrowing capacity	$902.3

(1)	Outstanding term loan facility borrowings are net of unamortized debt issuance costs.

As of February 28, 2017, the required principal repayments of the term loans under the 2016 Credit Agreement (excluding unamortized debt issuance costs of $18.6 million) for each of the five succeeding fiscal years and thereafter are as follows:

	U.S. Term A Facility	U.S. Term A-1 Facility	European Term A Facility	European Term A-1 Facility	European Term A-2 Facility	Total
(in millions)
2018	$63.6	$2.4	$71.5	$35.0	$20.0	$192.5
2019	63.6	2.4	71.5	35.0	20.0	192.5
2020	63.6	2.4	71.5	35.0	20.0	192.5
2021	985.4	2.4	1,108.3	35.0	20.0	2,151.1
2022	—	228.7	—	533.8	315.0	1,077.5
Thereafter	—	—	—	—	—	—
	$1,176.2	$238.3	$1,322.8	$673.8	$395.0	$3,806.1

Interest rate swap contracts –
In April 2012, we transitioned our then existing interest rate swap agreement to a one-month LIBOR base rate versus the existing three-month LIBOR base rate by entering into a new interest rate swap agreement which was designated as a cash flow hedge for $500.0 million of our floating LIBOR rate debt. In addition, our existing interest rate swap agreement was dedesignated as a hedge. We also entered into an additional interest rate swap agreement for $500.0 million that was not designated as a hedge to offset the prospective impact of the newly undesignated interest rate swap agreement. As a result of these hedges, we fixed our interest rates on $500.0 million of our floating LIBOR rate debt at an average rate of 2.8% (exclusive of borrowing margins) through September 1, 2016. The losses in AOCI related to the dedesignated interest rate swap agreement have been reclassified from AOCI ratably into earnings in the same period in which the original hedged item was recorded in our results of operations.

We have entered into additional interest rate swap agreements, which are designated as cash flow hedges for $250.0 million of our floating LIBOR rate debt. As a result of these hedges, we have fixed our interest rates on $250.0 million of our floating LIBOR rate debt at an average rate of 1.1% (exclusive of borrowing margins) from September 1, 2016, through July 1, 2020.

For the years ended February 28, 2017, February 29, 2016, and February 28, 2015, we reclassified net losses of $4.0 million, $8.1 million and $8.3 million, net of income tax effect, respectively, from AOCI to interest expense.

Senior notes –
Our outstanding senior notes are as follows:

	Date of				Outstanding Balance (1)
	Issuance	Maturity	Interest Payments	Principal	February 28, 2017	February 29, 2016
(in millions)
7.25% Senior Notes (2) (3)	August 2006	September 2016	Mar/Sept	$700.0	$—	$699.0
7.25% Senior Notes (2) (3) (4)	January 2008	May 2017	May/Nov	$700.0	$699.9	$699.0
6% Senior Notes (2) (3)	April 2012	May 2022	May/Nov	$600.0	$594.9	$594.1
3.75% Senior Notes (2) (3)	May 2013	May 2021	May/Nov	$500.0	$497.4	$496.8
4.25% Senior Notes (2) (3)	May 2013	May 2023	May/Nov	$1,050.0	$1,043.4	$1,042.5
3.875% Senior Notes (2) (3)	November 2014	November 2019	May/Nov	$400.0	$396.8	$395.7
4.75% Senior Notes (2) (3)	November 2014	November 2024	May/Nov	$400.0	$395.4	$394.9
4.75% Senior Notes (2) (3)	December 2015	December 2025	June/Dec	$400.0	$394.8	$394.3
3.70% Senior Notes (2) (5)	December 2016	December 2026	June/Dec	$600.0	$594.4	$—

(1)	Amounts are net of unamortized discounts, where applicable, and debt issuance costs.

(2)
Senior unsecured obligations which rank equally in right of payment to all of our existing and future senior unsecured indebtedness. Guaranteed by certain of our U.S. subsidiaries on a senior unsecured basis.

(3)
Redeemable, in whole or in part, at our option at any time at a redemption price equal to 100% of the outstanding principal amount plus a make whole payment based on the present value of the future payments at the adjusted Treasury Rate plus 50 basis points.

(4)	Issued in exchange for notes originally issued in May 2007.

(5)
Redeemable, in whole or in part, at our option at any time prior to September 6, 2026, at a redemption price equal to 100% of the outstanding principal amount, plus accrued and unpaid interest and a make-whole payment based on the present value of the future payments at the adjusted Treasury Rate plus 25 basis points. On or after September 6, 2026, redeemable, in whole or in part, at our option at any time at a redemption price equal to 100% of the outstanding principal amount, plus accrued and unpaid interest.

Indentures –
Our Indentures relating to our outstanding senior notes contain certain covenants, including, but not limited to:  (i)  a limitation on liens on certain assets, (ii)  a limitation on certain sale and leaseback transactions, and (iii)  restrictions on mergers, consolidations and the transfer of all or substantially all of our assets to another person.

Subsidiary credit facilities –
General:
We have additional credit arrangements totaling $442.8 million and $424.1 million as of February 28, 2017, and February 29, 2016, respectively. As of February 28, 2017, and February 29, 2016, amounts outstanding under these arrangements were $269.5 million and $157.1 million, respectively, the majority of which is classified as long-term as of the respective date. These arrangements primarily support the financing needs of our domestic and foreign subsidiary operations, as well as our glass production plant joint venture (see “other long-term debt” below). Interest rates and other terms of these borrowings vary from country to country, depending on local market conditions.

Canadian credit agreement:
In June 2016, through a wholly-owned indirect subsidiary of ours, we entered into a new secured Canadian credit agreement which provided for a C$275.0 million term loan facility ($214.1 million at issuance) and a C$50.0 million revolving credit facility which was undrawn at issuance (the “Canadian Credit Agreement”). In connection with the Canadian Divestiture in December 2016, our obligations associated with the Canadian Credit Agreement terminated.

Other long-term debt:
During the year ended February 28, 2017, we recorded an immaterial adjustment related to the prior period for the noncash conversion of $132.0 million from noncontrolling equity interests to long-term debt associated with our glass production plant joint venture partner, Owens-Illinois. Additionally, we had incremental borrowings from Owens-Illinois under the contractual agreement for the year ended February 28, 2017. As of February 28, 2017, amounts outstanding under the contractual agreement are included in our consolidated balance sheet in accordance with our consolidation of this VIE. These borrowings have a maturity date of December 2064 with both a fixed and variable interest rate component. The variable interest rate is based upon certain performance measures as defined in the contractual agreement. As of February 28, 2017, amounts outstanding under the contractual agreement were $183.5 million with a weighted average interest rate of 5.1%.

Debt payments –
As of February 28, 2017, the required principal repayments under long-term debt obligations (excluding unamortized debt issuance costs and unamortized discount of $51.1 million and $0.5 million, respectively) for each of the five succeeding fiscal years and thereafter are as follows:

(in millions)
2018	$911.0
2019	207.6
2020	599.7
2021	2,153.9
2022	1,577.5
Thereafter	3,233.5
$8,683.2

Accounts receivable securitization facilities –
On September 28, 2015, we entered into an amended 364-day revolving trade accounts receivable securitization facility (the “2015 CBI Facility”). Under the 2015 CBI Facility, trade accounts receivable generated by us and certain of our subsidiaries are sold by us to our wholly-owned bankruptcy remote single purpose subsidiary (the “CBI SPV”), which is consolidated by us for financial reporting purposes. Such receivables have been pledged by the CBI SPV to secure borrowings under the 2015 CBI Facility. We service the receivables for the 2015 CBI Facility. The receivable balances related to the 2015 CBI Facility are reported as accounts receivable on our balance sheets, but the receivables are at all times owned by the CBI SPV and are included on our financial statements as required by generally accepted accounting principles. On September 27, 2016, we and the CBI SPV amended the 2015 CBI Facility (as amended, the “CBI Facility”) for an additional 364-day term. Under the CBI Facility, there are two lenders, one holding 60% of the aggregate facility and the other holding 40% of the aggregate facility. Any borrowings under the CBI Facility are recorded as secured borrowings and bear interest as follows: (i)  60% of the borrowings are charged at that lender’s cost of funds plus a margin of 80 basis points and (ii)  40% of the borrowings are charged at one-month LIBOR plus a margin of 80 basis points. The CBI Facility provides borrowing capacity of $235.0 million up to $340.0 million structured to account for the seasonality of our business, subject to further limitations based upon various pre-agreed formulas.

Also, on September 28, 2015, Crown Imports, a wholly-owned indirect subsidiary of ours, entered into an amended 364-day revolving trade accounts receivable securitization facility (the “2015 Crown Facility”). Under the 2015 Crown Facility, trade accounts receivable generated by Crown Imports are sold by Crown Imports to its wholly-owned bankruptcy remote single purpose subsidiary (the “Crown SPV”), which is consolidated by us for financial reporting purposes. Such receivables have been pledged by the Crown SPV to secure borrowings under the 2015 Crown Facility. Crown Imports services the receivables for the 2015 Crown Facility. The receivable balances related to the 2015 Crown Facility are reported as accounts receivable on our balance sheets, but the receivables are at all times owned by the Crown SPV and are included on our financial statements to comply with generally accepted accounting principles. On September 27, 2016, Crown Imports and the Crown SPV amended the 2015 Crown Facility (as amended, the “Crown Facility”) for an additional 364-day term. Under the Crown Facility, there are two lenders, one holding 60% of the aggregate facility and the other holding 40% of the aggregate facility. Any borrowings under the Crown Facility are recorded as secured borrowings and bear interest as follows: (i)  60% of the borrowings are charged at that lender’s cost of funds plus a margin of 80 basis points and (ii)  40% of the borrowings are charged at one-month LIBOR plus a margin of 80 basis points. The Crown Facility provides borrowing capacity of $120.0 million up to $210.0 million structured to account for the seasonality of Crown Imports’ business.

As of February 28, 2017, our accounts receivable securitization facilities are as follows:

	Outstanding Borrowings	Weighted Average Interest Rate	Remaining Borrowing Capacity
(in millions)
CBI Facility	$206.1	1.7%	$88.9
Crown Facility	$127.0	1.7%	$13.0